Postretirement Plans - Schedule of Assumed Health Care Cost Trend Rates (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits, Description [Abstract]
Health care cost trend rate assumed next year	5.50%	5.50%	4.50%
Ultimate trend rate	4.50%	4.50%	4.50%